Calvert
VP Investment Grade Bond Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited)

Asset-Backed Securities — 0.1%

Security	Principal Amount (000's omitted)	Value
American Express Credit Account Master Trust, Series 2021-1, Class A, 0.90%, 11/15/26	$50	$ 47,021
Total Asset-Backed Securities (identified cost $49,994)		$ 47,021

Commercial Mortgage-Backed Securities — 1.9%

Security	Principal Amount (000's omitted)	Value
Citigroup Commercial Mortgage Trust:
Series 2013-GC17, Class A4, 4.131%, 11/10/46	$422	$ 416,745
Series 2014-GC21, Class A5, 3.855%, 5/10/47	645	630,258
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4, 3.166%, 2/15/48	1,275	1,215,929
Total Commercial Mortgage-Backed Securities (identified cost $2,397,383)		$ 2,262,932

Corporate Bonds — 25.3%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.2%
Barrick North America Finance, LLC, 5.75%, 5/1/43	$100	$ 105,480
Dow Chemical Co. (The), 4.375%, 11/15/42	100	86,751
LYB International Finance BV, 5.25%, 7/15/43	100	91,889
		$ 284,120
Communications — 3.4%
AT&T, Inc.:
4.90%, 6/15/42	$200	$ 183,005
5.45%, 3/1/47	1,000	996,822
Charter Communications Operating, LLC / Charter Communications Operating Capital, 4.908%, 7/23/25	500	495,212
Comcast Corp.:
2.937%, 11/1/56	98	65,348
4.00%, 3/1/48	50	42,393
4.15%, 10/15/28	100	98,972
Discovery Communications, LLC, 4.125%, 5/15/29	200	186,463
Motorola Solutions, Inc., 2.30%, 11/15/30	250	203,325
NBCUniversal Media, LLC, 4.45%, 1/15/43	123	112,487
T-Mobile USA, Inc., 3.50%, 4/15/25	250	243,146
Verizon Communications, Inc.:
1.68%, 10/30/30	340	274,608
2.875%, 11/20/50	150	99,921
Walt Disney Co. (The), 5.40%, 10/1/43	100	105,497
WPP Finance 2010, 3.75%, 9/19/24	1,000	976,624
		$4,083,823
Security	Principal Amount (000’s omitted)	Value
Consumer, Cyclical — 1.6%
Choice Hotels International, Inc., 3.70%, 1/15/31	$250	$ 221,957
General Motors Co., 5.00%, 4/1/35	1,000	920,365
Lowe's Cos., Inc., 3.875%, 9/15/23	100	99,220
Starbucks Corp., 3.75%, 12/1/47	250	201,481
VF Corp., 2.95%, 4/23/30	225	189,380
WarnerMedia Holdings, Inc.:
4.279%, 3/15/32(1)	75	67,014
5.141%, 3/15/52(1)	200	162,269
		$1,861,686
Consumer, Non-cyclical — 4.4%
AbbVie, Inc., 3.20%, 11/21/29	$300	$278,522
Alcon Finance Corp., 3.00%, 9/23/29(1)	350	317,217
Anheuser-Busch InBev Finance, Inc., 4.625%, 2/1/44	1,000	945,930
Block Financial, LLC, 3.875%, 8/15/30	150	129,102
Bunge, Ltd. Finance Corp., 1.63%, 8/17/25	250	231,435
CVS Health Corp., 4.30%, 3/25/28	110	108,089
CVS Pass-Through Trust, 6.036%, 12/10/28	51	52,130
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	400	353,807
Gilead Sciences, Inc., 3.70%, 4/1/24	100	98,853
Global Payments, Inc., 2.15%, 1/15/27	200	177,373
Kroger Co. (The):
3.85%, 8/1/23	100	99,492
3.875%, 10/15/46	250	199,451
Laboratory Corp. of America Holdings:
2.95%, 12/1/29	100	89,315
4.00%, 11/1/23	100	99,334
Molson Coors Brewing Co., 5.00%, 5/1/42	100	94,518
Pfizer, Inc., 4.40%, 5/15/44	500	482,310
Quanta Services, Inc., 2.90%, 10/1/30	200	172,641
STERIS Irish FinCo Unlimited Co., 3.75%, 3/15/51	100	73,713
Sysco Corp., 5.95%, 4/1/30	250	265,244
Takeda Pharmaceutical Co., Ltd., 3.175%, 7/9/50	400	286,243
Triton Container International, Ltd., 2.05%, 4/15/26(1)	300	266,513
Tyson Foods, Inc., 3.95%, 8/15/24	100	98,722
Viatris, Inc., 2.30%, 6/22/27	250	219,235
Zoetis, Inc., 4.70%, 2/1/43	100	93,495
		$5,232,684
Energy — 3.2%
BP Capital Markets America, Inc., 3.633%, 4/6/30	$200	$189,903
Colonial Pipeline Co., 6.58%, 8/28/32(1)	100	107,780
HF Sinclair Corp., 5.875%, 4/1/26	1,000	1,011,284
Shell International Finance BV:
4.125%, 5/11/35	1,350	1,294,715
4.55%, 8/12/43	100	94,720
TransCanada PipeLines, Ltd., 4.875%, 1/15/26	1,000	997,471
TransContinental Gas Pipe Line Co., LLC, 4.45%, 8/1/42	100	88,039
		$3,783,912

Calvert
VP Investment Grade Bond Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial — 5.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28	$200	$ 174,750
Bank of America Corp.:
2.592% to 4/29/30, 4/29/31(2)	500	423,725
4.125%, 1/22/24	300	297,711
4.244% to 4/24/37, 4/24/38(2)	250	224,011
Berkshire Hathaway Finance Corp., 4.30%, 5/15/43	1,000	925,259
Citigroup, Inc.:
4.075% to 4/23/28, 4/23/29(2)	500	477,149
5.50%, 9/13/25	80	79,934
Excalibur One 77B, LLC, 1.492%, 1/1/25	4	3,789
Goldman Sachs Group, Inc. (The):
4.00%, 3/3/24	500	493,118
6.75%, 10/1/37	100	108,328
HSBC Holdings PLC, 2.848% to 6/4/30, 6/4/31(2)	400	336,273
JPMorgan Chase & Co.:
3.109% to 4/22/50, 4/22/51(2)	300	212,998
5.717% to 9/14/32, 9/14/33(2)	500	512,594
MetLife, Inc., 4.875%, 11/13/43	100	93,792
Morgan Stanley, 5.00%, 11/24/25(3)	150	148,818
Piedmont Operating Partnership L.P., 3.15%, 8/15/30	150	111,521
PNC Bank N.A., 2.70%, 10/22/29	250	214,958
Prudential Financial, Inc., 5.10%, 8/15/43	1,000	921,990
Simon Property Group, L.P., 2.65%, 7/15/30	150	127,065
US Bancorp, 3.10%, 4/27/26	250	232,500
Wells Fargo & Co., 3.196% to 6/17/26, 6/17/27(2)	250	235,269
Westpac Banking Corp., 3.35%, 3/8/27	200	190,742
		$6,546,294
Industrial — 3.3%
BNSF Funding Trust I, 6.613% to 1/15/26, 12/15/55(2)	$540	$510,592
Boeing Co. (The):
2.196%, 2/4/26	300	278,477
3.20%, 3/1/29	150	137,160
4.875%, 5/1/25	100	99,846
5.15%, 5/1/30	100	100,677
Carrier Global Corp., 3.577%, 4/5/50	375	284,448
Cummins, Inc., 4.875%, 10/1/43	100	97,103
Deere & Co., 6.55%, 10/1/28	250	275,686
Flex, Ltd.:
4.75%, 6/15/25	250	245,575
4.875%, 5/12/30	250	243,423
GATX Corp., 3.25%, 9/15/26	400	377,507
Kansas City Southern, 4.70%, 5/1/48	200	183,679
Lennox International, Inc., 1.70%, 8/1/27	300	264,453
Parker-Hannifin Corp., 3.25%, 3/1/27	200	189,721
Raytheon Technologies Corp., 4.50%, 6/1/42	100	94,873
Roper Technologies, Inc., 2.95%, 9/15/29	250	224,663
Security	Principal Amount (000’s omitted)	Value
Industrial (continued)
United Parcel Service, Inc., 6.20%, 1/15/38	$250	$ 285,161
		$ 3,893,044
Technology — 2.3%
Apple, Inc., 3.85%, 5/4/43	$500	$ 455,172
Broadcom, Inc.:
3.137%, 11/15/35(1)	500	384,919
3.419%, 4/15/33(1)	200	167,484
Dell International, LLC / EMC Corp., 5.30%, 10/1/29	250	252,065
Intel Corp., 4.875%, 2/10/28	200	203,310
International Business Machines Corp., 3.625%, 2/12/24	100	98,783
Kyndryl Holdings, Inc., 2.70%, 10/15/28	350	293,446
Oracle Corp.:
2.65%, 7/15/26	150	140,217
3.60%, 4/1/50	400	284,127
TSMC Arizona Corp., 4.25%, 4/22/32	300	297,683
VMware, Inc., 2.20%, 8/15/31	200	158,462
		$2,735,668
Utilities — 1.4%
DTE Electric Co., 2.25%, 3/1/30	$300	$260,582
Duke Energy Corp., 3.15%, 8/15/27	500	470,280
PacifiCorp, 4.10%, 2/1/42	100	88,283
Public Service Electric & Gas Co., 3.95%, 5/1/42	1,000	862,444
		$1,681,589
Total Corporate Bonds (identified cost $33,275,952)		$30,102,820

Sovereign Government Bonds — 0.4%

Security	Principal Amount (000’s omitted)	Value
Mexico Government International Bond, 5.55%, 1/21/45	$500	$ 472,187
Total Sovereign Government Bonds (identified cost $497,746)		$ 472,187

Taxable Municipal Obligations — 0.8%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.8%
New York City, NY, 3.60%, 8/1/28	$1,000	$ 961,850
Total Taxable Municipal Obligations (identified cost $994,412)		$ 961,850

Calvert
VP Investment Grade Bond Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

U.S. Government Agencies and Instrumentalities — 4.2%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
0.25%, 8/24/23	$1,000	$ 982,272
0.50%, 4/14/25(4)	1,000	930,347
6.75%, 3/15/31	1,300	1,562,751
Federal National Mortgage Association:
0.75%, 10/8/27(4)	350	307,181
0.875%, 8/5/30(4)	1,500	1,225,339
Total U.S. Government Agencies and Instrumentalities (identified cost $5,403,175)		$ 5,007,890

U.S. Government Agency Mortgage-Backed Securities — 27.0%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
2.00%, with various maturities to 2052	$6,670	$ 5,590,113
2.50%, with various maturities to 2051	2,501	2,240,833
3.00%, 1/1/43	343	319,841
3.50%, with various maturities to 2048	432	414,772
4.00%, with various maturities to 2052	780	754,135
4.50%, with various maturities to 2044	555	560,698
5.00%, with various maturities to 2040	423	435,034
6.00%, with various maturities to 2040	31	32,945
6.50%, 10/1/37	13	13,586
Federal National Mortgage Association:
1.50%, 9/1/35	548	484,453
2.00%, with various maturities to 2051	4,966	4,237,899
2.50%, with various maturities to 2051	3,463	3,083,751
3.00%, with various maturities to 2052	5,153	4,705,105
3.50%, with various maturities to 2052	3,356	3,167,039
3.706%, (12 mo. USD LIBOR + 1.46%), 9/1/38(5)	44	44,249
4.00%, with various maturities to 2047	1,213	1,184,998
4.50%, with various maturities to 2044	907	913,512
5.00%, with various maturities to 2034	44	44,673
5.50%, with various maturities to 2038	203	210,354
6.00%, with various maturities to 2038	189	199,588
6.50%, with various maturities to 2036	27	28,145
Government National Mortgage Association:
2.50%, with various maturities to 2051	2,433	2,153,192
3.00%, 3/20/51	351	321,641
4.00%, with various maturities to 2042	540	532,769
4.50%, 7/20/33	53	52,937
5.00%, with various maturities to 2039	215	219,689
5.50%, 7/20/34	27	27,534
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
6.00%, with various maturities to 2038	$146	$ 154,438
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $36,275,717)		$ 32,127,923

U.S. Treasury Obligations — 39.1%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 8/15/40	$500	$ 330,918
1.375%, 8/15/50	1,000	601,133
1.875%, 2/15/51	1,600	1,093,750
2.00%, 8/15/51	800	563,078
2.25%, 8/15/49	650	489,176
2.375%, 5/15/51	200	153,660
2.50%, 2/15/45	1,000	798,730
3.00%, 5/15/47	1,000	871,094
3.125%, 11/15/41	1,000	912,383
3.125%, 8/15/44	1,600	1,428,812
3.125%, 5/15/48	750	669,902
3.75%, 11/15/43	1,400	1,384,004
3.875%, 8/15/40	500	513,203
4.375%, 5/15/41	700	762,180
6.25%, 8/15/23	1,000	1,005,643
U.S. Treasury Notes:
0.125%, 8/15/23	1,500	1,474,363
0.375%, 4/30/25	800	742,219
0.375%, 11/30/25	2,000	1,824,961
0.375%, 1/31/26	1,500	1,362,070
0.375%, 7/31/27	300	260,707
0.50%, 8/31/27	750	653,935
0.625%, 5/15/30	300	245,684
0.625%, 8/15/30	1,000	815,215
0.875%, 11/15/30	250	207,036
1.125%, 2/29/28	500	444,189
1.125%, 2/15/31	1,100	926,643
1.25%, 4/30/28	1,000	890,684
1.25%, 8/15/31	1,300	1,090,832
1.50%, 2/15/30	1,400	1,227,734
1.625%, 9/30/26	800	744,875
1.875%, 7/31/26	1,500	1,411,641
2.00%, 2/15/25	1,500	1,442,637
2.125%, 9/30/24	2,750	2,664,224
2.25%, 11/15/24	2,000	1,937,851
2.25%, 3/31/26	1,000	956,699
2.25%, 2/15/27	2,400	2,274,516
2.25%, 11/15/27	2,850	2,681,727

Calvert
VP Investment Grade Bond Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
2.625%, 6/30/23	$600	$ 597,027
2.625%, 2/15/29	1,000	948,496
2.75%, 11/15/23	1,300	1,283,738
2.75%, 2/15/24	3,000	2,949,851
3.00%, 7/15/25	600	587,320
3.125%, 11/15/28	1,150	1,121,430
4.125%, 11/15/32	1,175	1,234,852
Total U.S. Treasury Obligations (identified cost $50,356,269)		$ 46,580,822

Short-Term Investments — 2.4%
Affiliated Fund — 0.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(6)	766,575	$ 766,575
Total Affiliated Fund (identified cost $766,575)		$ 766,575
Securities Lending Collateral — 1.8%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(7)	2,094,663	$ 2,094,663
Total Securities Lending Collateral (identified cost $2,094,663)		$ 2,094,663
Total Short-Term Investments (identified cost $2,861,238)		$ 2,861,238
Total Investments — 101.2% (identified cost $132,111,886)		$120,424,683
Other Assets, Less Liabilities — (1.2)%		$ (1,396,470)
Net Assets — 100.0%		$119,028,213

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2023, the aggregate value of these securities is $1,473,196 or 1.2% of the Fund's net assets.
(2)	Security converts to variable rate after the indicated fixed-rate coupon period.
(3)	Represents an investment in an issuer that is deemed to be an affiliate.
(4)	All or a portion of this security was on loan at March 31, 2023. The aggregate market value of securities on loan at March 31, 2023 was $2,053,360 and the total market value of the collateral received by the Fund was $2,094,663, comprised of cash.
(5)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at March 31, 2023.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.
(7)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:
LIBOR	– London Interbank Offered Rate

Currency Abbreviations:
USD	– United States Dollar

The Fund did not have any open derivative instruments at March 31, 2023.

Calvert
VP Investment Grade Bond Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At March 31, 2023, the value of the Fund's investment in affiliated issuers and in funds that may be deemed to be affiliated was $915,393, which represents 0.8% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Corporate Bonds
Morgan Stanley, 5.00%, 11/24/25	$ 149,714	$ —	$ —	$ —	$(776)	$148,818	$ 1,755	$150,000
Short-Term Investments
Liquidity Fund, Institutional Class(1)	1,043,631	2,915,033	(3,192,089)	—	—	766,575	12,843	766,575
Total				$ —	$(776)	$915,393	$14,598

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$47,021	$ —	$47,021
Commercial Mortgage-Backed Securities	—	2,262,932	—	2,262,932
Corporate Bonds	—	30,102,820	—	30,102,820
Sovereign Government Bonds	—	472,187	—	472,187
Taxable Municipal Obligations	—	961,850	—	961,850
U.S. Government Agencies and Instrumentalities	—	5,007,890	—	5,007,890
U.S. Government Agency Mortgage-Backed Securities	—	32,127,923	—	32,127,923
U.S. Treasury Obligations	—	46,580,822	—	46,580,822
Short-Term Investments:
Affiliated Fund	766,575	—	—	766,575
Securities Lending Collateral	2,094,663	—	—	2,094,663
Total Investments	$2,861,238	$117,563,445	$ —	$120,424,683
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.